Construction Services Contracts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Construction Services Contracts [Abstract]
Beginning balance	₩ 7,236,888		₩ 12,308,839		₩ 17,081,074
Increase and decrease [Abstract]
New orders and other	(438,142)		(718,118)		(412,617)
Changes in scope of construction work	286,251		1,763,212		1,423,648
Increase (decrease) in Construction contracts	151,891	[1]	(1,045,094)	[2]	(1,011,031)	[3]
Recognized as revenue	(3,212,184)		(4,026,857)		(3,761,204)
Ending balance	₩ 4,176,595		₩ 7,236,888		₩ 12,308,839

[1]	For the year ended December 31, 2017, the increased balance of contracts from new orders and other is ￦438,142 million and the decreased balance of contracts due to changes in scope of construction work is ￦286,251 million.
[2]	For the year ended December 31, 2016, the increased balance of contracts from new orders and other is ￦718,118 million and the decreased balance of contracts due to changes in scope of construction work is ￦1,763,212 million.
[3]	For the year ended December 31, 2015, the increased balance of contracts from new orders and other is ￦412,617 million and the decreased balance of contracts due to changes in scope of construction work is ￦1,423,648 million.